UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 02/28

Date of reporting period: 08/31/20

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	August 31, 2020

Invesco Senior Income Trust

NYSE: VVR

2	Managed Distribution Plan Disclosure

3	Letters to Shareholders

4	Trust Performance

4	Important Policy Change Notice

8	Dividend Reinvestment Plan

9	Consolidated Schedule of Investments

31	Consolidated Financial Statements

35	Consolidated Financial Highlights

36	Notes to Consolidated Financial Statements

44	Approval of Investment Advisory and Sub-Advisory Contracts

46	Proxy Results

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Trust’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Trust’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Trust electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 800 341 2929 to let the Trust know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Trust.

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Managed Distribution Plan Disclosure

Effective October 1, 2020, the Board of Trustees (the “Board”) of Invesco Senior Income Trust (the “Trust”) approved a Managed Distribution Plan (the “Plan”) whereby the Trust will pay a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.021 per share. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If investment income is not sufficient to cover the Trust’s intended monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. A return of capital may occur, for example, when some or all of the money that shareholders invested in the

Trust is paid back to them. A return of capital distribution does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” No conclusions should be drawn about the Trust’s investment performance from the amount of the Trust’s distributions or from the terms of the Plan. The Plan will be subject to periodic review by the Board, and the Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Trust’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Trust’s common shares. The Trust will provide its shareholders of record on each distribution record date with a Section 19 Notice disclosing the sources of its dividend payment when a distribution includes anything other than net investment income. The amounts and sources of distributions reported in Section 19 Notices are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Trust will send shareholders a Form 1099-DIV for the calendar year that will tell them how to report these distributions for federal income tax purposes. Please refer to “Distributions” under Note 1 of the Notes to Financial Statements for information regarding the tax character of the Trust’s distributions.

2                         Invesco Senior Income Trust

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our Trusts, including performance and holdings.

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves-co.us.com. Our goal is to provide you with information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3                         Invesco Senior Income Trust

Trust Performance

Performance summary Cumulative total returns, 2/29/20 to 8/31/20
Trust at NAV	-4.07%
Trust at Market Value	-4.99
Credit Suisse Leveraged Loan Index▼	-0.68
Market Price Discount to NAV as of 8/31/20	-13.41

Source: ▼Bloomberg L.P.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

    The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2020, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

4                         Invesco Senior Income Trust

Changes to the Trust’s Governing Documents

On August 13, 2020, the Trust’s Board of Trustees (the “Board”) approved changes to the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) and the Trust’s Amended and Restated Bylaws (the “Bylaws”). The following is a summary of certain of these changes.

Declaration of Trust

The Trust’s Declaration of Trust was amended to provide as follows:

∎

A Majority Trustee Vote is required on all Board actions, including amendments to the Declaration of Trust. “Majority Trustee Vote” means (a) with respect to a vote of the Board, a vote of the majority of the Trustees then in office, and a separate vote of a majority of the Continuing Trustees; and (b) with respect to a vote of a committee or sub-committee of the Board, a vote of the majority of the members of such committee or sub-committee, and a separate vote of a majority of the Continuing Trustees that are members of such committee or sub-committee. “Continuing Trustee” means a Trustee who either (a) has been a member of the Board for a period of at least thirty-six months (or since the commencement of the Trust’s operations, if less than thirty-six months) or (b) was nominated to serve as a member of the Board by a majority of the Continuing Trustees then members of the Board.

∎

Any Trustee may only be removed for cause, including but not limited to (i) willful misconduct, dishonesty, or fraud on the part of the Trustee in the conduct of his or her office; (ii) failing to meet, on a continuous basis, the Trustee Qualifications (as defined below); or (iii) being indicted for, pleading guilty to or being convicted of a felony, in each case only by a written instrument signed by at least 75% of the number of Trustees prior to such removal (not including the Trustee(s) for which removal is being sought), specifying the date when such removal shall become effective.

∎

In the event of a vacancy on the Board, the size of the Board is automatically reduced by the number of vacancies (but not to less than two) until the Board maintains or increases the size of the Board.

∎	The following Trustee Qualifications are imposed on all nominees and current Trustees, whether or not nominated by a third party:

(a) An individual who is an Affiliated Person of any:

(1) Investment Adviser (other than the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser);

(2) Pooled Vehicle (as defined below) (other than a Pooled Vehicle advised or managed by the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser); or

(3) Entity Controlling, Controlled by, or under common Control with, any Investment Adviser (other than the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser) or Pooled Vehicle (other than a Pooled Vehicle advised or managed by the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser);

shall be disqualified from being nominated or serving as a Trustee, if the Board determines by Majority Trustee Vote (excluding the vote of any Trustee subject to such vote) that such relationship is reasonably likely to:

(1) Present undue conflicts of interest between (i) the Trust and its Shareholders, and (ii) such other Investment Adviser or Pooled Vehicle;

(2) Impede the ability of the individual to discharge the duties of a Trustee; and/or

(3) Impede the free flow of information (including proprietary, non-public or confidential information) between the Trust’s Investment Adviser and the Board.

(b) An individual who:

(1) Is a 12(d) Control Person (as defined below);

(2) Is an Affiliated Person of a 12(d) Holder (as defined below) or 12(d) Control Person; or

(3) Has accepted directly or indirectly any consulting, advisory, or other compensatory fee from any 12(d) Holder or 12(d) Control Person;

shall be disqualified from being nominated or serving as a Trustee.

(c) An individual who serves as a trustee or director of 5 or more issuers (including the Trust) having securities registered under the Securities Exchange Act of 1934 (the “Exchange Act”) (for these purposes, investment companies or individual series thereof having the same Investment Adviser as the Trust or any Investment Adviser affiliated with the Trust’s Investment Adviser shall be counted as a single issuer) shall be disqualified from being nominated or serving as a Trustee.

(d) An individual who has been subject to any censure, order, consent decree or adverse final action of any federal, state, or foreign governmental or regulatory authority barring or suspending such individual from participation in or association with any investment-related business or restricting such individual’s activities with respect to any investment-related business, been the subject of any investigation or proceeding that could reasonably be expected to result in an individual nominated or serving as a Trustee failing to satisfy the requirements of this paragraph, or is or has been engaged in any conduct which has resulted in, or could have reasonably been expected or would reasonably be expected to result in, the Securities and Exchange Commission (“SEC”) censuring, placing limitations on the activities, functions, or operation of, suspending, or revoking the registration of any Investment Adviser under Section 203(e) or (f) of the Investment Advisers Act of 1940 shall be disqualified from being nominated or serving as a Trustee.

(e) An individual who is or has been the subject of any of the ineligibility provisions contained in Section 9(b) of the Investment Company Act of 1940 (the “1940 Act”) that would permit, or could reasonably have been expected or would reasonably be expected to permit the

5                         Invesco Senior Income Trust

SEC by order to prohibit, conditionally or unconditionally, either permanently or for a period of time, such individual from servicing or acting as an employee, officer, trustee, director, member of an advisory board, Investment Adviser or depositor of, or principal underwriter for, a registered investment company or Affiliated Person of such Investment Adviser, depositor, or principal underwriter shall be disqualified from being nominated or serving as a Trustee.

For purposes of the foregoing, the following definitions apply:

“12(d) Control Person” means any person who Controls, is Controlled by, or under common Control with, a 12(d) Holder (solely for purposes of this definition, an Investment Adviser shall be deemed to Control any investment company that it advises, including any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or (7) of the 1940 Act);

“12(d) Holder” is defined as an investment company (including, for purposes of (1) below, any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or (7) of the 1940 Act) that in the aggregate owns, directly or indirectly through any companies Controlled by the 12(d) Holder, of record or beneficially as defined in Rule 13d-3 and 13d-5 of the Securities Act of 1934:

(1) More than three percent (3%) of the outstanding voting Shares of the Trust;

(2) Securities issued by the Trust having an aggregate value in excess of five percent (5%) of the total assets of such investment company or of any company or companies Controlled by such investment company;

(3) Securities issued by the Trust and by all other investment companies having an aggregate value in excess of ten percent (10%) of the total assets of the investment company making such investment or any company or companies Controlled by the investment company making such investment;

(4) Together with other investment companies having the same Investment Adviser and companies Controlled by such investment companies, more than ten percent (10%) of the total outstanding Shares of the Trust; or

(5) For an investment company operating as a “fund of funds” pursuant to Section 12(d)(1)(F) of the 1940 Act, together with all Affiliated Persons of such investment company, more than three percent (3%) of the outstanding voting Shares of the Trust (solely for purposes of determining an “Affiliated Person” for purposes of this definition, an Investment Adviser shall be deemed to Control any investment company that it advises, including any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or 3(c)(7) of the 1940 Act).

“Pooled Vehicle” means (i) any issuer meeting the definition of an “investment company” in Section 3(a) of the 1940 Act, or (ii) any person that would meet the definition of an investment company but for the exceptions in Section 3(c) of the 1940 Act.

Bylaws

The Trust’s Bylaws were amended to provide as follows:

∎

At all meetings of the Board, one-half (50%) of the Trustees then in office, including one-half (50%) of the Continuing Trustees (but in no event fewer than two Trustees), shall constitute a quorum for the transaction of business. At all meetings of any committee or sub-committee, one-half (50%) of the committee members or sub-committee members, including one-half (50%) of the committee members or sub-committee members who are Continuing Trustees (but in no event fewer than two Trustees), shall constitute a quorum for the transaction of business. Business transacted at any meeting of Shareholders shall be limited to (a) the purpose stated in the notice, (b) the adjournment of such meeting in accordance with the relevant provisions of the Bylaws, and (c) solely with respect to annual meetings, such other matters as are permitted to be presented at the meeting in accordance with the relevant provisions of the Bylaws.

∎

A majority of the outstanding Shares entitled to vote at a Shareholders’ meeting, which are present in person or represented by proxy, shall constitute a quorum at the Shareholders’ meeting, except when a larger quorum is required by applicable law or the requirements of any securities exchange on which Shares are listed for trading, in which case such quorum shall comply with such requirements. Quorum shall be determined with respect to the meeting as a whole regardless of whether particular matters have achieved the requisite vote for approval, but the presence or absence of a quorum shall not prevent any adjournment at the meeting pursuant to the relevant provisions of the Bylaws.

∎

When a quorum is present at any meeting, the vote of the shares as set forth in the Declaration of Trust shall decide any question brought before such meeting, unless a different vote is required by the express provision of applicable law, the Declaration of Trust, the Bylaws or other governing instrument of the Trust, in which case such express provision shall govern and control the decision of such question. Notwithstanding the foregoing, and whether or not a quorum is present, the vote of the holders of one-third (1/3) of the shares cast, or the chair of the meeting in his or her discretion, shall have the power to adjourn a meeting of the Shareholders with regard to a particular proposal scheduled to be voted on at such meeting or to adjourn such meeting entirely.

∎

The matters to be considered and brought before any annual meeting of Shareholders of the Trust shall be limited to only such matters, including the nomination and election of Trustees, as shall be brought properly before such meeting in compliance with the procedures set forth in the Bylaws. For any matter to be properly brought before any annual meeting of Shareholders, the matter must be (among other requirements specified in the Bylaws), brought before the annual meeting in the manner specified in the Bylaws by a Record Owner at the time of the giving of notice, on the record date for such meeting and at the time of the meeting, or a Shareholder (a “Nominee Holder”) that holds voting securities entitled to vote at meetings of Shareholders through a nominee or “street name” holder of record and can demonstrate to the Trust such indirect ownership and such Nominee Holder’s entitlement to vote such securities, and is a Nominee Holder at the time of the giving of notice provided for in the Bylaws, on the record date for such meeting and at the time of the meeting, with proof of such ownership or holding reasonably satisfactory to the Trust to be provided by such Record Owner or Nominee Holder at each such aforementioned time.

6                         Invesco Senior Income Trust

∎

Any Shareholder desiring to nominate any person(s) for election as a Trustee shall deliver, as part of such Shareholder Notice, a statement in writing with respect to the person(s) to be nominated, together with any persons to be designated as a proposed substitute nominee in the event that a proposed nominee is unwilling or unable to serve, including by reason of any disqualification (a “Proposed Nominee”) setting forth all information required by the Bylaws, including each Proposed Nominee’s written representation that he or she agrees to complete, execute, and return to the Trust within 5 business days of receipt the Trust’s form of trustee questionnaire and any supplemental information reasonably requested by the Trust.

∎

Any Shareholder who gives a Shareholder Notice of any matter proposed to be brought before an annual meeting or to elect Proposed Nominees shall deliver, as part of such Shareholder Notice, all statements and representations required by the Bylaws, including: 1) a statement in writing with respect to the Shareholder and the beneficial owner, if any, on whose behalf the proposal is being made setting forth, among other requirements, the number and class of all Shares which the Shareholder has the right to acquire pursuant to any agreement or upon exercise of conversion rights or warrants, or otherwise (including any derivative or short positions, profit interests, options or similar rights, and borrowed or loaned shares); and 2) an agreement to return to the Trust within 5 business days of receipt such other information as the Board may reasonably request.

∎

To be considered a qualified representative of the Shareholder, a Person must be a duly authorized officer, manager or partner of such Shareholder, as evidenced by an incumbency certificate executed by the corporate secretary (or other duly authorized officer) of the Shareholder, or must be authorized by a writing executed by such Shareholder delivered by such Shareholder to act for such Shareholder as proxy at the meeting of Shareholders, and such Person must deliver a copy of such incumbency certificate or writing to the secretary of the meeting.

∎

Only such matters shall be conducted at a special meeting of Shareholders as shall have been brought before the meeting pursuant to the Trust’s notice of meeting. Nominations of individuals for election to the Board may be made at a special meeting of Shareholders at which Trustees are to be elected: 1) pursuant to the Trust’s notice of meeting; 2) by or at the direction of the Board; or 3) provided that the Board has determined that Trustees shall be elected at such special meeting, and such special meeting shall meet all of the requirements with respect to annual meetings as if such special meeting were an annual meeting.

∎

Provisions in the Bylaws regarding advance notice of Shareholder Nominees for Trustee and other Shareholder proposals shall not apply to Shareholder proposals made pursuant to Rule 14a-8 under the Exchange Act. Notwithstanding the forgoing, no Shareholder proposal may be brought before an annual meeting, whether submitted pursuant to the applicable provisions of the Bylaws or Rule 14a-8 under the Exchange Act, unless Shareholders have power to vote on the Shareholder proposal, or the subject matter of the Shareholder proposal, pursuant to the Declaration of Trust, irrespective of whether such Shareholder proposal is submitted as a precatory recommendation to the Board.

∎	No person shall be eligible for election as a Trustee of the Trust unless nominated in accordance with the procedures set forth in the Bylaws.

The Trust’s Declaration of Trust and Bylaws contain other provisions, including all requirements for the conduct of shareholder meetings, and are available in their entirety upon request to the Trust’s Secretary, c/o Invesco Advisers, Inc.,

1555 Peachtree Street NE, Atlanta, GA 30309.

7                         Invesco Senior Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computer-share Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

8                         Invesco Senior Income Trust

Consolidated Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–125.85%(b)(c)
Aerospace & Defense–4.81%
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.92%	12/06/2025		$1,777	$1,747,734
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.81%	04/08/2026		3,209	2,866,597
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.81%	04/08/2026		1,725	1,541,181
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		2,235	2,115,479
IAP Worldwide Services, Inc.
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 07/22/2014-02/08/2019; Cost $1,794,337)(d)(e)	0.00%	07/18/2021		1,615	1,614,904
Revolver Loan(d)	7.00%	07/18/2021		179	179,433
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $1,781,200)(d)	8.00%	07/18/2021		1,795	1,794,936
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.91%	10/04/2024		2,755	2,674,705
NAC Aviation 8 Ltd. (Ireland), Junior Loan Series 3 (Acquired 03/24/2017-09/06/2019; Cost $2,790,138)(d)(f)	-	12/31/2021		2,790	2,790,138
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	04/29/2024		1,607	1,592,493
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	05/30/2025		1,313	1,292,142
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.41%	05/30/2025		5,901	5,615,786
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.41%	12/09/2025		1,202	1,142,640
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.41%	08/22/2024		1,283	1,222,348
Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	03/08/2025		799	772,860
Xebec Global Holdings LLC, Term Loan (1 wk. USD LIBOR + 5.25%) (Acquired 02/06/2018-12/09/2019; Cost $ 2,280,756)(d)	6.25%	02/12/2024		2,286	2,276,955
					31,240,331

Air Transport–6.69%
American Airlines, Inc.
Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2025		10	6,113
Term Loan B (1 mo. USD LIBOR + 2.00%)	2.16%	12/15/2023		538	424,889
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		875	846,908
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		7,201	6,812,190
Delta Air Lines, Inc.
Delayed Draw Term Loan(d)(f)	-	03/16/2021		6,087	5,874,350
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	05/01/2023		4,222	4,218,782
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	676	670,978
JetBlue Airways Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	07/01/2024		1,271	1,270,030
Mesa Airlines, Inc.
Term Loan N913FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $99,723)(d)	4.85%	12/01/2021		100	93,336
Term Loan N914FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $115,586)(d)	4.85%	12/01/2021		116	108,182
Term Loan N915FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $97,616)(d)	4.85%	12/01/2021		98	91,363
Term Loan N916FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $132,416)(d)	4.85%	03/01/2022		133	122,374
Term Loan N917FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $120,489)(d)	4.85%	03/01/2022		121	111,351
Term Loan N947LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $148,903)(d)	4.85%	09/01/2022		150	134,169
Term Loan N948LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $153,097)(d)	4.85%	09/01/2022		154	137,949
Term Loan N950LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $168,477)(d)	4.85%	09/01/2022		169	151,807
Term Loan N951LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $159,529)(d)	4.85%	09/01/2022		160	143,744

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Air Transport–(continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027	$3,763	$3,808,409
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (3 mo. PRIME + 5.50%) (Acquired 05/09/2019; Cost $2,900,162)(d)	10.00%	05/09/2024	2,944	2,667,117
Incremental Delayed Draw Term Loan (1 mo. USD LIBOR + 5.50%) (Acquired 10/15/2019; Cost $8,278,632)(d)	6.50%	05/09/2024	6,235	5,649,099
Incremental Delayed Draw Term Loan (Acquired 10/15/2019; Cost $8,278,632)(d)(e)	0.00%	05/09/2024	2,184	1,978,334
Term Loan (Acquired 05/09/2019; Cost $8,694,465)(d)	6.50%	05/09/2024	8,832	8,001,352
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026	195	163,060
				43,485,886

Automotive–6.15%
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/06/2024	2,047	1,999,915
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	5.91%	05/22/2025	2,210	2,115,817
Belron Finance US LLC, Incremental Term Loan (3 mo. USD LIBOR + 2.50%)	2.77%	10/30/2026	268	264,655
Dayco Products LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	4.51%	05/19/2023	853	546,248
Garrett Borrowing LLC
Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	09/27/2025	EUR 149	163,348
Term Loan B (3 mo. USD LIBOR + 3.25%)	3.54%	09/27/2025	613	557,584
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (1 mo. USD LIBOR + 2.00%)	2.19%	03/03/2025	590	569,291
IAA Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.44%	06/28/2026	1,210	1,197,730
Mavis Tire Express Services Corp., Term Loan (3 mo. USD LIBOR + 3.25%)	3.56%	03/20/2025	2,267	2,186,541
Muth Mirror Systems, LLC
Revolver Loan (3 mo. USD LIBOR + 5.25%)(d)	1.94%	04/23/2025	381	320,550
Revolver Loan(d)(e)	0.00%	04/23/2025	1,142	961,648
Term Loan (6 mo. USD LIBOR + 5.25%) (Acquired 4/23/2019; Cost $17,799,856)(d)	6.25%	04/23/2025	18,095	15,235,717
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.66%	11/06/2024	71	69,601
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	04/30/2026	2,161	2,125,028
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	05/22/2024	1,214	1,128,928
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.16%	10/01/2025	4,683	4,201,199
ThermaSys Corp.
PIK Term Loan, 12.00% PIK Rate (Acquired 12/31/2018-06/30/2020; Cost $159,365)(d)(g)	12.00%	10/02/2023	159	138,648
Term Loan (3 mo. USD LIBOR + 11.00%)	12.00%	01/01/2024	872	828,025
TI Group Automotive Systems LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.25%	06/30/2022	1,226	1,207,329
Transtar Holding Co.
Delayed Draw Term Loan (Acquired 04/11/2017-07/06/2017; Cost $160,515)(d)(e)	0.00%	04/11/2022	161	161,078
First Lien Term Loan (2 mo. USD LIBOR + 4.25%) (Acquired 10/03/2012-06/13/2016; Cost $1,829,096)(d)	5.50%	04/11/2022	1,824	1,714,420
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/13/2020; Cost $681,690)(d)(g)	7.75%	04/11/2022	696	699,047
Visteon Corp., Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	03/25/2024	139	135,116
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.07%	02/05/2026	475	458,754
Winter Park Intermediate, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.45%	04/04/2025	1,020	980,178
				39,966,395

Beverage & Tobacco–0.74%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)(d)	4.32%	12/13/2023	1,534	1,487,652
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)(d)	5.32%	12/13/2023	342	335,756
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)(d)	5.34%	12/13/2023	359	352,048
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)(d)	4.32%	12/13/2023	2,119	2,055,055
Arctic Glacier U.S.A., Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024	674	560,484
				4,790,995

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Building & Development–2.82%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	08/18/2025	$ 1,357	$1,364,539
Advanced Drainage Systems, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	09/30/2026	916	911,863
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.16%	01/15/2027	3,499	3,417,990
Apcoa Parking Holdings GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/20/2024	EUR 1,515	1,698,506
Term Loan B-2 (3 mo. EURIBOR + 7.25%)	7.25%	03/20/2024	EUR 205	241,300
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	01/02/2025	44	42,639
DiversiTech Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	06/03/2024	494	485,840
Financiere Persea (Proxiserve) (France), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR 268	316,098
Foncia Groupe SAS (France), Term Loan B-3 (3 mo. EURIBOR + 3.00%)	3.25%	09/07/2023	EUR 617	722,000
Forterra Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/25/2023	697	687,016
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan C-1 (3 mo. EURIBOR + 4.00%)	4.00%	09/30/2026	EUR 669	770,595
Neptune Bidco S.a r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/03/2027	EUR 583	657,775
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.66%	11/15/2023	872	852,091
Quimper AB (Sweden), Second Lien Term Loan (6 mo. EURIBOR + 8.25%) (Acquired 03/01/2019-03/07/2019; Cost $543,409)	8.25%	02/13/2027	EUR 487	563,982
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.75%)(d)	3.50%	12/15/2023	2,030	2,030,113
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/08/2025	2,287	2,190,317
TAMKO Building Products LLC, Term Loan (3 mo. USD LIBOR + 3.25%)(d)	3.41%	05/29/2026	179	178,008
Werner FinCo L.P., Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.00%	07/24/2024	1,214	1,186,435
				18,317,107

Business Equipment & Services–10.11%
Allied Universal Holdco LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	4.41%	07/10/2026	371	369,430
Alorica, Inc.
Delayed Draw Term Loan(d)(e)	0.00%	10/02/2020	539	535,597
Delayed Draw Term Loan (1 mo. PRIME + 6.50%)(d)	9.75%	10/02/2020	243	241,293
PIK Term Loan, 1.13% PIK Rate, 8.00% Cash Rate(g)	1.13%	06/30/2022	566	465,143
Term Loan B (3 mo. PRIME + 3.25%)	6.50%	10/02/2020	782	777,378
AVS Group GmbH (Germany), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/17/2026	EUR 285	330,541
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.19%	06/15/2026	340	312,599
Blucora, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)(d)	5.00%	05/22/2024	1,704	1,682,634
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.00%)	3.16%	10/30/2026	2,664	2,624,298
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.91%	02/09/2026	801	758,855
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(d)(g)	9.50%	08/15/2023	548	128,804
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023	364	224,100
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	08/08/2025	385	365,585
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	7.41%	08/08/2026	106	95,215
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 07/26/2019; Cost $339,942)(d)	11.00%	07/26/2023	336	332,859
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027	3,761	3,757,973
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%) (Acquired 03/05/2020; Cost $1,104,233)(d)	9.00%	03/06/2028	1,121	1,117,708
Term Loan (1 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR 543	631,702
Dream Secured Bondco AB (Sweden), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/06/2026	EUR 237	282,359
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.75%)	3.92%	02/08/2026	539	538,834
FleetCor Technologies Operating Co. LLC, Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.91%	08/02/2024	639	628,240
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.93%	10/30/2026	1,314	1,313,865
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.16%	04/16/2025	1,067	1,021,853
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)(d)	9.16%	04/16/2026	520	481,428
GlobalLogic Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 2.75%)	2.91%	08/01/2025	5	5,171
Term Loan B-2(d)(f)	-	08/13/2027	1,117	1,113,976
Holding Socotec (France), Term Loan B-4 (1 wk. EURIBOR + 4.00%)	4.00%	07/29/2024	EUR 589	666,665
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. USD LIBOR + 3.00%)	3.82%	12/21/2024	218	212,320

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Business Equipment & Services–(continued)
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)(d)	5.13%	06/23/2024	GBP 639	$742,682
Inmar, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	05/01/2024	$ 412	387,558
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%) (Acquired 03/05/2019; Cost $1,597,554)(d)	5.57%	03/05/2026	1,611	1,578,677
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(d)	9.57%	03/05/2027	1,105	1,032,827
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (6 mo. USD LIBOR + 4.00%)	5.07%	11/21/2024	470	461,127
KAR Auction Services, Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.25%)	2.44%	09/15/2026	1,690	1,643,298
Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	07/23/2021	975	930,554
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.25%	07/23/2021	914	870,537
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.91%	02/05/2027	2,096	2,091,757
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/13/2025	20	18,279
LegalZoom.com, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.66%	11/21/2024	580	576,794
Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024	6,914	5,264,789
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024	5,209	5,065,465
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.91%	11/18/2026	1,583	1,536,405
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.25%	09/23/2026	3,241	3,234,650
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025	854	790,137
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.66%	11/08/2024	286	274,939
Refinitiv US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	10/01/2025	65	64,775
ServiceMaster Co. (The), Term Loan B (1 mo. USD LIBOR + 1.75%)	1.91%	10/30/2026	519	512,839
Speedster Bidco GmbH (Germany)
Second Lien Term Loan (1 mo. EURIBOR + 4.25%)	6.25%	02/14/2028	EUR 259	301,458
Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	02/14/2027	EUR 175	202,569
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022	7,216	7,056,935
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	06/30/2025	2,852	2,872,163
Techem GmbH (Germany), Term Loan B-4 (3 mo. EURIBOR + 2.88%)	2.63%	07/15/2025	EUR 215	252,209
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.91%	11/16/2026	259	253,766
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)
(Acquired 08/22/2016-06/20/2019; Cost $3,132,430)(d)	5.00%	05/21/2026	3,170	3,158,134
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.56%	02/28/2025	1,018	996,071
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022	575	561,043
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022	116	113,616
West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.50%	10/10/2024	1,135	1,011,001
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	10/10/2024	146	131,280
WEX, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.41%	05/17/2026	197	191,509
WowMidco S.A.S. (France), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.93%	08/08/2026	GBP 391	510,649
				65,706,917

Cable & Satellite Television–5.67%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	2.91%	07/15/2025	651	622,997
Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	01/31/2026	157	150,373
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	2.16%	01/03/2025	4,380	4,260,930
Charter Communications Operating LLC, Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.91%	04/30/2025	19	18,643
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	2.66%	04/15/2027	341	331,040
Mediacom Illinois LLC, Term Loan N (1 wk. USD LIBOR + 1.75%)	1.87%	02/15/2024	160	159,321
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.75%	08/14/2026	1,764	1,744,798
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	3.85%	01/31/2026	4,635	4,563,348
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.16%	04/15/2028	1,417	1,369,314

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television-(continued)
UPC Financing Partnership
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.41%	04/30/2028		$1,643	$1,603,660
Term Loan B-1(f)	-	01/31/2029	EUR	218	257,948
Term Loan B-1(f)	-	01/31/2029	EUR	`2,933	2,912,409
Term Loan B-2(f)	-	01/31/2029	EUR	218	257,948
Term Loan B-2(f)	-	01/31/2029		2,933	2,912,409
Virgin Media Bristol LLC (United Kingdom), Term Loan N (1 mo. USD LIBOR + 2.50%)	2.66%	01/31/2028		9,346	9,122,317
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.66%	04/15/2028		6,627	6,425,097
Ziply (Northwest) Fiber, Term Loan B (1 mo. USD LIBOR + 5.50%)	5.66%	04/30/2027		174	174,379
					36,886,931

Chemicals & Plastics-4.75%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	01/31/2024		96	95,093
Aruba Investments, Inc.
Term Loan(f)	-	07/01/2025	EUR	149	178,188
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	07/07/2025		240	239,847
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.25%	08/27/2026		4,102	4,093,540
BASF Construction Chemicals (Germany), Term Loan B-1(f)	-	07/30/2027	EUR	279	332,433
Charter NEX US, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	05/16/2024		515	508,204
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	05/16/2024		239	236,058
Colouroz Investment LLC (Germany)
First Lien Term Loan(f)	-	09/21/2023	EUR	362	383,981
First Lien Term Loan B-2(f)	-	09/21/2023		365	327,488
First Lien Term Loan B-4(f)	-	09/06/2021	EUR	12	12,855
First Lien Term Loan B-5(f)	-	09/07/2021	EUR	15	15,967
First Lien Term Loan C(f)	-	09/21/2023		60	53,592
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025		398	398,560
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	2.76%	08/07/2024		578	569,017
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR	418	482,339
Term Loan B (3 mo. USD LIBOR + 3.50%)	3.80%	07/01/2026		945	933,881
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	2.21%	03/31/2024		33	32,324
Inovyn Finance PLC (United Kingdom), Term Loan B (3 mo. EURIBOR + 2.00%)	2.50%	02/25/2027	EUR	678	789,453
Invictus US NewCo LLC
First Lien Term Loan	3.16%	03/28/2025		1,369	1,317,141
Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	6.91%	03/30/2026		522	438,388
KPEX Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.07%	01/31/2026		203	158,231
Term Loan (3 mo. USD LIBOR + 3.25%)	4.32%	01/31/2025		614	545,829
Lummus Technology, Term Loan (1 mo. USD LIBOR + 4.00%)	4.31%	06/30/2027		1,149	1,145,552
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.81%	03/02/2026		6,298	6,187,906
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(d)	3.81%	11/14/2025		834	784,289
Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.69%	10/14/2024		1,610	1,575,048
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	233	252,009
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.82%	02/27/2026		645	579,046
PQ Corp.
Term Loan B(f)	-	02/07/2027		1,651	1,648,372
Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.51%	02/07/2027		199	195,551
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.16%	10/01/2025		6,022	5,875,878
Univar, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.00%)	2.16%	07/01/2026		507	495,002
					30,881,062

Clothing & Textiles-1.20%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	09/27/2024		561	551,038
Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	09/29/2024		235	232,574
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.37%	05/01/2024		310	230,812

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Clothing & Textiles-(continued)
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%) (Acquired 05/08/2019; Cost $560,180)(d)	4.42%	05/17/2026		$565	$559,347
Mascot Bidco Oy (Finland)
Term Loan B	4.50%	03/30/2026	EUR	1,170	1,244,473
Term Loan B-2(f)	-	03/30/2026	EUR	356	399,231
Tumi, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025		3,938	3,863,768
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.91%	04/25/2025		796	750,789
					7,832,032

Conglomerates-0.46%
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)(d)	3.75%	06/27/2024		665	650,247
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025		1,820	1,717,813
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025		393	373,121
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026		264	222,846
					2,964,027

Containers & Glass Products-4.02%
Berlin Packaging LLC
Term Loan (1 mo. USD LIBOR + 3.00%)	3.31%	11/07/2025		133	129,324
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.31%	11/07/2025		983	957,520
Berry Global, Inc.
Term Loan W (3 mo. USD LIBOR + 2.00%)	2.16%	10/01/2022		980	969,111
Term Loan Y (1 mo. USD LIBOR + 2.00%)	2.16%	07/01/2026		8,596	8,358,406
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	3.52%	04/03/2024		299	285,067
Consolidated Container Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	05/22/2024		140	139,347
Term Loan (1 mo. USD LIBOR + 3.00%)	3.16%	06/14/2026		797	789,220
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(d)	5.00%	03/21/2024		3,088	2,890,712
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	3.55%	06/29/2025		2,795	2,696,416
Term Loan (3 mo. USD LIBOR + 3.25%)	4.00%	12/29/2023		33	31,553
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.20%	10/19/2023		723	704,334
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.52%	10/21/2024		203	189,321
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	07/29/2027		595	594,677
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		2,329	1,938,654
Keter Group B.V. (Netherlands)
Term Loan B-1	5.25%	10/31/2023	EUR	1,922	2,116,482
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	1,178	1,296,985
Klockner Pentaplast of America, Inc.
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	440	496,486
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/30/2022		389	379,795
Libbey Glass, Inc.
DIP Term Loan (1 mo. USD LIBOR + 11.00%)(d)(h)	12.00%	01/01/2021		146	157,235
DIP Term Loan(d)(e)(h)	0.00%	01/01/2021		4	4,382
PIK Term Loan 5.75% PIK Rate(g)(h)(i)	5.75%	04/09/2021		536	94,300
Refresco Group N.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR	247	291,088
TricorBraun, Inc., Term Loan (2 mo. USD LIBOR + 3.75%)	4.75%	11/30/2023		52	51,694
Trident TPI Holdings, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.07%	10/17/2024		314	310,008
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	10/17/2024	EUR	205	239,235
					26,111,352

Cosmetics & Toiletries-1.31%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	09/26/2024		1,916	1,872,133
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	7.91%	09/26/2025		1,336	1,296,376
Anastasia Parent LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.06%	08/11/2025		690	297,541

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries-(continued)
Coty, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	04/05/2025		$4,049	$3,580,532
Term Loan B (1 mo. USD LIBOR + 2.50%)	2.50%	04/07/2025	EUR	339	370,267
KDC/One (Canada), Term Loan(f)	-	12/22/2025	EUR	86	102,078
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.26%	06/30/2024		348	341,434
Prestige Brands, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.16%	01/26/2024		67	66,671
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR	480	561,290
					8,488,322

Drugs-1.46%
Bausch Health Americas, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.93%	11/27/2025		4,082	4,010,164
Term Loan (1 mo. USD LIBOR + 3.00%)	3.18%	06/02/2025		3,805	3,749,802
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024		1,548	1,497,206
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.11%	11/15/2027		270	265,400
					9,522,572

Ecological Services & Equipment-4.95%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	3.00%	11/10/2023		195	194,110
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025		1,156	1,080,006
GFL Environmental, Inc. (Canada), Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/30/2025		1,773	1,767,386
Groundworks LLC
Delayed Draw Term Loan(d)(e)	0.00%	01/17/2026		5,411	5,303,351
First Lien Incremental Term Loan (Acquired 07/09/2020; Cost $12,075,715)(d)	8.00%	01/17/2026		12,317	12,070,428
Revolver Loan (Acquired 07/09/2020-07/31/2020; Cost $472,322)(d)(e)	0.00%	01/17/2026		480	470,707
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2025		396	386,580
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)
(Acquired 3/16/2018; Cost $143,151)	8.75%	03/20/2026		145	130,511
Sweep America Intermediate Holdings LLC
Delayed Draw Term B
(Acquired 06/19/2020; Cost $3,714,645)(d)	8.00%	05/31/2024		1,550	1,519,391
Delayed Draw Term B
(Acquired 06/19/2020; Cost $3,714,645)(d)(e)	0.00%	05/31/2024		2,238	2,192,850
First Lien Term Loan
(Acquired 06/19/2020; Cost $5,690,952)(d)	8.00%	05/31/2024		5,802	5,685,838
Tunnel Hill Partners L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	3.81%	02/06/2026		927	899,426
US Ecology, Inc., Term Loan(d)	2.66%	08/14/2026		254	251,348
WCA Waste Systems, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.66%	08/11/2023		251	250,765
					32,202,697

Electronics & Electrical-13.04%
Applied Systems, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.00%	09/19/2025		77	78,115
Barracuda Networks, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/12/2025		140	139,010
Boxer Parent Co., Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	4.41%	10/02/2025		1,501	1,476,944
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	10/02/2025	EUR	223	263,966
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.16%	04/18/2025		767	756,748
BY Crown Parent LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.00%	01/31/2026		495	493,950
Cision Ltd.
Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	02/01/2027	EUR	619	705,439
Term Loan (3 mo. USD LIBOR + 3.75%)	4.06%	02/01/2027		1,544	1,491,204
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	04/06/2026		3,780	3,713,365
Cornerstone OnDemand, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.43%	04/22/2027		1,006	1,006,476
Dedalus Finance GmbH (Germany), Term Loan B(f)	-	07/16/2027	EUR	999	1,168,478
Diebold Nixdorf, Inc.
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.94%	11/06/2023		1,549	1,499,681
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	1,035	1,167,466

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical-(continued)
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	05/06/2026		$1,440	$1,381,916
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	07/04/2025	EUR	2,248	2,535,478
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		819	773,281
Go Daddy Operating Co. LLC
Term Loan B(f)	-	08/12/2027		3,639	3,618,071
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.91%	02/15/2024		664	654,725
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.75%	07/07/2025		369	369,919
IGT Holding IV AB (Sweden)
Term Loan B (2 mo. EURIBOR + 3.75%)	3.75%	07/29/2024	EUR	481	554,514
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	07/29/2024		1,368	1,319,799
Imperva, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		841	809,551
Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026		290	285,841
Informatica Corp.
Term Loan (EUR001M + 3.50%)	3.25%	02/26/2027	EUR	880	1,019,979
Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	02/26/2027		828	812,921
ION Corp.
Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/02/2025	EUR	1,169	1,351,339
Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	10/02/2025		689	685,404
LogMeIn, Term Loan B(f)	-	08/28/2027		4,979	4,863,472
Marcel Bidco LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.41%	03/11/2025		359	350,579
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(d)	7.00%	05/08/2025		3,019	3,034,511
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.91%	09/30/2024		116	115,522
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		958	950,516
Microchip Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	05/29/2025		791	780,071
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	03/06/2026		815	811,627
MTS Systems Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	4.00%	07/05/2023		785	782,716
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.07%	04/29/2026		2,301	1,955,650
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.66%	08/28/2026		2,640	2,570,448
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.57%	08/08/2024		2,742	2,587,186
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	5.57%	08/08/2024		890	848,144
Oberthur Technologies of America Corp., Term Loan B	3.75%	01/10/2024	EUR	1,000	1,136,594
Omnitracs, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	3.05%	03/23/2025		506	496,233
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		548	430,006
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		2,353	2,062,480
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(d)	5.25%	01/02/2025		1,937	1,694,429
Project Leopard Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	07/07/2023		1,382	1,364,079
Term Loan (6 mo. USD LIBOR + 4.50%)	5.50%	07/07/2023		568	561,425
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.51%	05/16/2025		5,239	5,145,722
Renaissance Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.16%	05/29/2026		349	332,186
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		4,610	4,120,231
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.66%	10/31/2025		1,810	1,773,436
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 10/31/2018; Cost $266,343)(d)	8.16%	11/02/2026		271	233,026
Science Applications International Corp., Incremental Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	03/30/2027		990	985,993
Severin Acquisition LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	3.41%	08/01/2025		39	37,746
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	3.75%	05/16/2025		367	354,236
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.83%	03/05/2027		660	646,235
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.91%	04/16/2025		663	645,714
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.91%	04/16/2025		466	453,659
Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.91%	04/16/2025		1,772	1,727,040
STG-Fairway Acquisitions, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.32%	01/21/2027		739	715,414

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical-(continued)
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	3.25%	09/29/2023		$ 678	$ 672,172
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.91%	06/30/2026		796	773,416
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.66%	09/28/2024		1,340	1,316,121
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.91%	05/04/2026		3,180	3,161,941
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		109	111,967
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	05/04/2026		445	445,404
Veritas US, Inc., Term Loan B-1 (3 mo. EURIBOR + 5.50%)	6.50%	08/13/2025	EUR	338	400,855
VS Buyer LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	02/19/2027		26	25,318
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%) (Acquired 05,11,2020; Cost $1,527,167)(d)	5.75%	02/18/2027		1,624	1,595,590
Xperi Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.16%	06/02/2025		1,582	1,550,201
					84,752,891

Equipment Leasing-0.30%
Boels Topholding B.V. (Netherlands), Term Loan B(f)	-	06/02/2027	EUR	629	731,618
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	2.06%	10/06/2023		1,130	1,103,137
Irel AcquiCo Gmbh (Germany), First Lien Incremental Term Loan (3 mo. EURIBOR + 3.50%)	3.50%	05/29/2026	EUR	98	115,164
					1,949,919

Financial Intermediaries-1.62%
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	07/19/2025		572	556,038
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 10.50%)(d)	11.50%	05/09/2024		188	193,089
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.02%	02/10/2027		625	623,757
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	2.75%	03/22/2024		548	507,709
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	11/12/2026		916	899,804
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023		4,647	4,502,541
RPI 2019 Intermediate Finance Trust, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.91%	02/11/2027		2,545	2,540,466
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR	589	675,700
Stiphout Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	10/26/2023		23	20,569
					10,519,673

Food Products-4.24%
Arnott’s Biscuits Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026		1,507	1,496,683
Biscuit International S.A.S. (De Banketgroep Holding International B.V.) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR	378	434,345
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)(d)	2.91%	03/31/2025		367	356,307
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 6.25%)	7.25%	01/04/2022		2,845	2,671,303
Dole Food Co., Inc., Term Loan B(f)	-	04/06/2024		270	268,025
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.75%)	5.75%	01/28/2028	EUR	70	83,610
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)(d)	5.91%	01/29/2028		754	748,157
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.41%	01/29/2027		1,480	1,428,441
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025		278	276,559
Term Loan (1 mo. USD LIBOR + 3.69%)	3.84%	05/23/2025		4,555	4,440,239
Hostess Brands LLC, First Lien Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	08/03/2025		1,375	1,355,455
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.50%)	3.07%	05/01/2026		7,973	7,773,468
Manna Pro Products LLC
Delayed Draw Term Loan (Acquired 05/30/2019; Cost $435,927)(d)(e)	0.00%	12/08/2023		87	77,951
Delayed Draw Term Loan (Acquired 05/30/2019; Cost $435,927)(d)	7.00%	12/08/2023		352	315,078
Incremental Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019; Cost $1459,281)(d)	7.00%	12/08/2023		1,470	1,316,077
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	2.41%	05/15/2024		1,174	1,147,732
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.75%	06/30/2022		210	209,599
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/31/2022		2,343	2,347,675

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products-(continued)
Sigma Bidco B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	07/02/2025	EUR	694	$ 804,142
					27,550,846

Food Service-4.35%
Aramark Services, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.91%	03/11/2025		$8	7,619
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.91%	01/15/2027		959	918,692
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%) (Acquired 03/16/2018-07/30/2019; Cost $650,623)	4.00%	03/20/2025		667	607,094
Euro Garages (Netherlands)
Term Loan	5.07%	02/06/2025		63	61,696
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.07%	02/06/2025		711	690,944
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR	1,123	1,295,780
Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.48%	02/07/2025	GBP	878	1,134,153
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.91%	07/20/2025		1,249	1,193,635
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.91%	11/19/2026		17,658	17,039,795
NPC International, Inc., Second Lien Term Loan(h)(i)	0.00%	04/18/2025		300	22,894
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	3.07%	08/15/2026		1,020	981,731
Term Loan (1 mo. USD LIBOR + 1.75%)	1.91%	06/27/2023		3,033	2,932,239
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024		1,369	1,368,348
					28,254,620

Health Care-3.37%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	2.66%	02/11/2022		310	308,229
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.66%	02/16/2023		1,580	1,568,535
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/10/2025	EUR	667	776,230
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.82%	02/11/2026		1,127	1,120,271
Biogroup-LCD (France)
First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR	759	868,570
Term Loan(f)	-	04/25/2026	EUR	393	456,673
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	04/25/2026	EUR	470	543,385
Dentalcorp Perfect Smile ULC (Canada)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025		39	37,176
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	06/08/2026		936	832,332
Diaverum Holding S.a.r.l. (Sweden), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	06/08/2024	EUR	325	373,985
Explorer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		702	701,359
EyeCare Partners LLC
Delayed Draw Term Loan(e)	0.00%	02/05/2027		21	19,821
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.82%	02/05/2027		90	84,733
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.81%	03/05/2026		70	62,725
Global Healthcare Exchange LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024		156	153,982
Greatbatch Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	10/27/2022		47	47,286
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.66%	08/06/2026		1,794	1,790,376
IQVIA, Inc.
Incremental Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	1.91%	01/17/2025		951	933,253
Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	1.91%	03/07/2024		94	92,501
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	2.06%	06/11/2025		32	31,468
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	1,535	1,735,457
Milano Acquisition Corp., Term Loan B(f)	-	08/13/2027		2,184	2,173,379
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.57%	08/21/2026	GBP	229	297,204
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR	2,491	2,014,147
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	07/23/2026		2,379	2,376,069
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	09/02/2024		20	18,534
Syneos Health, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	1.91%	08/01/2024		109	106,837
Terveys-ja hoivapalvelut Suomi Oy (Finland), Second Lien Term Loan (3 mo. EURIBOR + 7.25%)	7.25%	07/19/2026	EUR	487	519,906
Unilabs Diagnostics AB (Sweden), Revolver Loan(d)(e)	0.00%	04/01/2021	EUR	943	1,059,454

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care-(continued)
Upstream Newco, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	4.66%	10/22/2026		$521	$493,194
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.66%	08/27/2025		284	282,847
					21,879,918

Home Furnishings-1.34%
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	08/05/2024		535	528,198
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR	511	372,032
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		770	767,732
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		2,957	2,402,922
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.32%	06/15/2025		1,961	1,863,244
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	09/25/2024		2,440	2,370,496
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025		464	426,719
					8,731,343

Industrial Equipment-3.31%
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.16%	10/01/2025		109	107,521
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024		333	325,839
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	01/31/2024		462	460,776
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	4.93%	06/27/2026		691	647,800
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	5.36%	04/16/2026		537	513,247
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	08/29/2023		68	66,348
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024		212	207,831
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	07/19/2024		1,118	1,089,498
Gardner Denver, Inc.
Term Loan (1 mo. USD LIBOR + 2.75%)	2.91%	03/01/2027		1,388	1,376,577
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.91%	03/31/2027		979	952,185
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.91%	03/01/2027		2,801	2,724,511
Term Loan B-2 (3 mo. EURIBOR + 2.00%)	2.00%	03/01/2027	EUR	172	202,819
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.91%	12/13/2026		42	41,540
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(d)	2.31%	01/02/2027		702	688,260
Kantar (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	12/04/2026	EUR	710	815,210
Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.75%	12/04/2026	EUR	423	485,954
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 2.75%)	3.50%	07/31/2025		1,177	1,171,282
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)
(Acquired 02/26/2018; Cost $574,149)(d)	5.00%	03/08/2025		576	406,189
North American Lifting Holdings, Inc.
DIP Term Loan (1 mo. USD LIBOR + 9.00%)(d)	10.00%	02/25/2021		163	159,305
First Lien Term Loan(i)	7.95%	11/27/2020		1,580	1,082,240
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	02/28/2025		942	796,846
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026		535	311,847
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	08/14/2026		250	246,920
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)(d)	3.50%	01/31/2024		170	167,676
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)
Term Loan B(f)	-	06/30/2027	EUR	361	428,985
Term Loan B(f)	-	06/30/2027		6,053	6,015,098
					21,492,304

Insurance-0.49%
Financiere CEP (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	06/18/2027	EUR	606	721,553
Frontdoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.69%	08/16/2025		452	445,000
Ryan Specialty Group LLC, Term Loan(f)	-	07/23/2027		1,604	1,600,847
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	12/31/2025		469	454,443
					3,221,843

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies-5.79%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		$5,604	$5,461,895
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.08%	04/22/2026		325	249,948
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2023		3,239	3,242,995
Crown Finance US, Inc.
Term Loan(f)	-	02/28/2025	EUR	169	137,785
Term Loan (3 mo. USD LIBOR + 2.25%)	3.32%	02/28/2025		1,498	1,183,522
Term Loan (3 mo. USD LIBOR + 2.50%)	3.57%	09/20/2026		2,607	2,025,828
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	3.50%	11/08/2023		865	841,059
Dorna Sports S.L. (Spain)
Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	3.36%	04/12/2024		1,564	1,465,936
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	05/03/2024	EUR	189	215,402
Fugue Finance B.V., Incremental Term Loan (3 mo. EURIBOR + 1.50%)	3.25%	08/30/2024	EUR	450	517,537
Invictus Media S.L.U. (Spain)
Term Loan B-1 (6 mo. EURIBOR + 4.75%)	4.75%	06/26/2025	EUR	604	638,472
Term Loan B-2 (6 mo. EURIBOR + 4.75%)	4.75%	06/26/2025	EUR	362	383,208
Live Nation Entertainment, Inc., Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.94%	10/19/2026		181	169,881
Markermeer Finance B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/25/2027	EUR	1,007	1,137,164
Merlin Entertainments PLC (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR	571	624,152
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.32%	11/12/2026		346	321,823
Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.32%	10/16/2026		45	42,289
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/27/2026	EUR	944	1,069,730
Term Loan B-1(f)	-	09/27/2026	EUR	279	277,242
Seaworld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024		1,115	1,048,622
UFC Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/29/2026		359	355,190
USF S&H HoldCo LLC
Delayed Draw Term Loan
(Acquired 12/02/2019; Cost $2,939,365)(d)	1.42%	11/26/2024		2,952	2,213,985
Revolver Loan (3 mo. USD LIBOR + 5.50%)
(Acquired 12/02/2019; Cost $971,790)(d)(e)	0.00%	11/26/2024		49	36,914
Revolver Loan(d)	6.50%	11/26/2024		935	701,364
Term Loan A
(Acquired 12/02/2019; Cost $17,297,758)(d)	6.50%	11/26/2024		17,527	13,145,316
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	105	98,232
					37,605,491

Lodging & Casinos-4.43%
Aimbridge Acquisition Co., Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.91%	02/01/2026		1,198	1,043,735
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		1,449	1,456,052
B&B Hotels S.A.S. (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	659	660,700
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	1,986	2,089,805
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.70%	06/30/2025		1,930	1,877,000
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.91%	12/23/2024		7,249	6,833,406
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		1,635	1,555,225
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.16%	09/18/2026		51	49,201
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	2.16%	11/30/2023		220	214,754
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.93%	06/22/2026		983	949,563
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 2.50%)	2.66%	05/29/2026		1,411	1,372,325
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.81%	07/10/2025		3,735	3,744,790
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		3,712	3,527,736
Twin River Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.91%	05/10/2026		1,192	1,135,816
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.93%	12/20/2024		2,377	2,294,520
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.91%	05/30/2025		24	23,211
					28,827,839

Nonferrous Metals & Minerals-1.12%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/21/2025		1,352	1,352,383

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals-(continued)
Covia Holdings Corp., Term Loan(h)(i)	0.00%	06/01/2025	$2,318	$1,619,373
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.25%	01/28/2022	2,613	2,279,592
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	01/30/2023	15	8,465
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027	1,470	1,470,818
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2025	700	567,599
				7,298,230

Oil & Gas-5.54%
BCP Raptor LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/24/2024	1,135	871,813
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	3.81%	09/30/2024	4,436	4,369,670
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	05/21/2025	1,539	1,135,903
California Resources Corp.
Jr. DIP Term Loan (1 mo. USD LIBOR + 9.00%)(d)	10.00%	01/23/2021	1,442	1,468,909
Term Loan(f)(i)	-	12/31/2021	2,083	68,564
Term Loan(f)(i)	-	12/31/2022	2,433	923,665
Centurion Pipeline Co. LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	09/29/2025	677	652,826
Term Loan B-1(d)(f)	-	09/29/2025	700	679,304
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	7.66%	03/06/2023	2,786	1,834,397
Encino Acquisition Partners Holdings LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	10/29/2025	1,861	1,321,870
Fieldwood Energy LLC
DIP Delayed Draw Term Loan(d)(e)	0.00%	08/04/2021	2,140	2,195,688
DIP Term Loan (1 mo. USD LIBOR + 8.75%)(d)	9.75%	08/04/2021	238	243,965
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)(i)	0.00%	04/11/2022	15,360	3,856,459
Second Lien Term Loan(i)	0.00%	04/11/2023	4,200	6,426
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024	1,158	636,266
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023	1,644	795,381
Lower Cadence Holdings LLC, Term Loan	4.16%	05/22/2026	243	225,418
Lucid Energy Group II Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/17/2025	998	853,511
McDermott International Ltd.
LOC(d)(e)	0.00%	06/30/2024	3,645	3,334,720
Term Loan (1 mo. USD LIBOR + 3.00%)
(Acquired 06/30/2020; Cost $162,520)(d)	3.16%	06/30/2024	159	143,517
Term Loan (1 mo. USD LIBOR + 4.00%)
(Acquired 10/31/2018-03/21/2019; Cost $1,602,970)	4.16%	06/30/2025	798	652,606
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	09/29/2025	237	230,995
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024	2,120	1,958,602
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 7.50%)
(Acquired 06/19/2019-06/28/2019; Cost $1,586,790)(d)	8.50%	07/31/2022	1,665	1,465,245
Paragon Offshore Finance Co. (Cayman Islands), Term Loan
(Acquired 07/11/2014; Cost $8,381)(d)(h)(i)	0.00%	07/16/2021	8	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	7.75%	03/19/2024	3,590	2,575,704
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	4.91%	03/11/2026	1,853	1,674,325
Seadrill Operating L.P.
Revolver Loan (6 mo. USD LIBOR + 10.00%)
(Acquired 02/14/2014-07/11/2019; Cost $9,955,736)(d)	11.00%	02/21/2021	285	285,303
Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	02/21/2021	10,084	1,487,442
Southcross Energy Partners L.P., Revolver Loan(d)(e)	0.00%	01/31/2025	70	65,613
				36,014,107

Publishing-1.96%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.16%	04/11/2025	776	746,626
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023	5,241	4,353,851
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.76%	08/21/2026	3,279	2,993,072
Nielsen Finance LLC
Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.16%	10/04/2023	71	69,264
Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025	3,520	3,541,521
ProQuest LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.66%	10/17/2026	1,045	1,036,729
				12,741,063

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television-1.37%
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.66%	01/02/2026		$266	$261,538
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.41%	01/17/2024		251	245,969
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.41%	01/17/2024		945	926,345
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.91%	09/18/2026		6,040	5,945,535
Sinclair Television Group, Inc. Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	01/03/2024		478	467,208
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.66%	09/30/2026		1,081	1,055,927
					8,902,522

Rail Industries-0.07%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.31%	12/30/2026		457	450,882

Retailers (except Food & Drug)-1.61%
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	6.81%	12/18/2026		302	240,239
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023		5,100	4,387,739
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/11/2022		5,835	5,833,444
					10,461,422

Surface Transport-1.37%
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		698	676,853
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		3,655	3,545,605
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.07%	10/12/2024		511	477,333
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024		274	270,569
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.25%	06/26/2021		1,673	1,547,702
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	2.65%	02/24/2025		1,564	1,547,084
Zeus Bidco Ltd. (United Kingdom), PIK Term Loan, 8.79% PIK Rate, 7.33% Cash Rate(g)	8.79%	03/29/2024	GBP	795	859,649
					8,924,795

Telecommunications-9.23%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	03/15/2027		6,716	6,508,057
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		1,896	1,611,337
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		6	5,708
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/05/2023		2,879	2,816,671
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)(h)	4.50%	06/15/2024		6,719	6,801,481
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	02/02/2022		1,023	1,009,941
Inmarsat Finance PLC (United Kingdom), Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026		1,799	1,755,398
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)(h)	6.50%	07/13/2021		139	141,852
DIP Term Loan(e)(h)	0.00%	07/13/2021		139	141,852
Term Loan B-3(f)(h)	-	11/27/2023		3,249	3,282,826
Term Loan B-5 (1 mo. USD LIBOR + 8.63%)(h)	8.63%	01/02/2024		1,918	1,946,336
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	11/04/2026		359	360,239
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.91%	03/01/2027		7,810	7,582,202
Masmovil (Lorca Finco PLC) (Spain), Term Loan B(f)	-	07/02/2027		EUR 971	1,143,675
Midcontinent Communications, Term Loan (1 mo. USD LIBOR + 2.25%)	1.91%	08/15/2026		24	23,231
MLN US HoldCo LLC
First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.65%	11/30/2025		3,338	2,843,720
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.90%	11/30/2026		1,750	927,139
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024		1,193	1,187,066
Project Jerico (France), Term Loan B(f)	-	11/22/2026		EUR 500	573,204
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.91%	04/11/2025		1,179	1,154,704
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.00%	03/09/2023		2,086	1,655,133
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.91%	12/07/2026		9,580	9,315,935
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.50%)	6.57%	05/02/2023		3,023	2,558,582
Windstream Services LLC
DIP Term Loan (1 mo. USD LIBOR + 2.50%)(h)	2.66%	02/26/2021		2,131	2,113,176
Term Loan B(f)(h)	-	08/15/2027		2,513	2,460,819

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications-(continued)
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.16%	02/20/2027	$51	$49,851
				59,970,135

Utilities-6.16%
AI Alpine US Bidco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)(d)	4.21%	10/25/2025	572	523,655
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	04/19/2025	174	172,241
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022	645	619,478
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025	733	722,578
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.00%)	2.16%	01/15/2025	3,532	3,431,788
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.25%)	2.41%	01/15/2024	3,790	3,718,850
Term Loan (2 mo. USD LIBOR + 2.25%)	2.41%	04/05/2026	6,796	6,665,872
Term Loan B-10 (1 mo. USD LIBOR + 2.00%)	2.16%	08/12/2026	2,296	2,234,195
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025	2,606	2,592,220
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	12/17/2021	442	440,567
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	8.25%	12/19/2022	506	491,820
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026	5,163	5,119,731
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026	2,918	2,788,731
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.16%	08/28/2025	112	111,538
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	3,550	3,025,904
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	200	170,666
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024	2,364	2,337,442
Pike Corp., Term Loan B(f)	–	07/24/2026	255	254,313
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025	951	922,652
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.41%	03/27/2026	1,176	1,091,744
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.41%	03/27/2026	125	115,598
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	12/08/2023	281	273,914
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	1.91%	12/31/2025	2,216	2,184,999
				40,010,496
Total Variable Rate Senior Loan Interests (Cost $873,335,695)				817,956,965

U.S. Dollar Denominated Bonds & Notes-13.24%
Aerospace & Defense-0.98%
TransDigm, Inc.(j)	8.00%	12/15/2025	2,328	2,534,028
TransDigm, Inc.(j)	6.25%	03/15/2026	3,648	3,853,984
				6,388,012

Air Transport-0.57%
Delta Air Lines, Inc.(j)	7.00%	05/01/2025	940	1,030,070
Mesa Airlines, Inc., Class B(d)	5.75%	07/15/2025	1,619	1,374,346
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(j)	6.50%	06/21/2027	1,160	1,212,200
Park Aerospace Holdings Ltd. (Ireland)(j)	5.25%	08/15/2022	104	103,295
				3,719,911

Automotive-0.29%
Allison Transmission, Inc.(j)	5.88%	06/01/2029	841	922,043
Clarios Global L.P./Clarios US Finance Co.(j)	6.25%	05/15/2026	499	530,188
IHO Verwaltungs GmbH (Germany)(j)	4.75%	09/15/2026	427	434,389
				1,886,620

Building & Development-0.21%
American Builders & Contractors Supply Co., Inc.(j)	4.00%	01/15/2028	844	870,746
Beacon Roofing Supply, Inc.(j)	4.50%	11/15/2026	301	310,313
Forterra Finance LLC/FRTA Finance Corp.(j)	6.50%	07/15/2025	180	191,925
				1,372,984

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Business Equipment & Services-0.35%
Dun & Bradstreet Corp. (The)(j)	6.88%	08/15/2026	$469	$509,744
Prime Security Services Borrower LLC(j)	3.38%	08/31/2027	1,594	1,592,263
Prime Security Services Borrower LLC/Prime Finance, Inc.(j)	5.75%	04/15/2026	149	164,975
				2,266,982

Cable & Satellite Television-2.36%
Altice Financing S.A. (Luxembourg)(j)	5.00%	01/15/2028	323	332,307
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026	2,735	2,922,211
Altice France S.A. (France)(j)	5.50%	01/15/2028	594	624,814
Altice France S.A. (France)(j)	7.38%	05/01/2026	1,464	1,555,793
CSC Holdings LLC(j)	5.75%	01/15/2030	309	337,198
CSC Holdings LLC(j)	5.50%	05/15/2026	6,796	7,137,227
Numericable-SFR S.A. (France)(j)	8.13%	02/01/2027	1,225	1,367,277
Virgin Media Secured Finance PLC (United Kingdom)(j)	5.50%	08/15/2026	656	692,900
Ziggo B.V. (Netherlands)(j)	5.50%	01/15/2027	311	327,438
				15,297,165

Containers & Glass Products-0.70%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(j)	4.13%	08/15/2026	1,856	1,938,499
Berry Global, Inc.(j)	4.88%	07/15/2026	1,808	1,922,890
Mauser Packaging Solutions Holding Co.(j)	5.50%	04/15/2024	398	404,551
Reynolds Group Issuer, Inc./LLC(j)	5.13%	07/15/2023	297	301,737
				4,567,677

Drugs-0.03%
Catalent Pharma Solutions, Inc.(j)	5.00%	07/15/2027	176	185,977

Electronics & Electrical-3.56%
CommScope, Inc.(j)	5.50%	03/01/2024	271	280,177
CommScope, Inc.(j)	8.25%	03/01/2027	790	856,159
CommScope, Inc.(j)	6.00%	03/01/2026	3,740	3,978,668
Dell International LLC/EMC Corp.(j)	6.10%	07/15/2027	395	465,259
Dell International LLC/EMC Corp.(j)	5.85%	07/15/2025	722	848,067
Dell International LLC/EMC Corp.(j)	5.45%	06/15/2023	858	947,862
Dell International LLC/EMC Corp.(j)	6.20%	07/15/2030	1,938	2,351,590
Dell International LLC/EMC Corp.(j)	4.90%	10/01/2026	3,995	4,523,625
Dell International LLC/EMC Corp.(j)	5.30%	10/01/2029	5,540	6,322,937
Diebold Nixforf, Inc.(j)	9.38%	07/15/2025	1,715	1,847,913
Riverbed Technology, Inc.(j)	8.88%	03/01/2023	1,037	731,085
				23,153,342

Food Service-0.30%
eG Global Finance PLC (United Kingdom) (1 mo. USD LIBOR + 4.75%)(j)(k)	4.91%	02/07/2025	1,407	1,457,272
New Red Finance, Inc. (Canada)(j)	5.75%	04/15/2025	465	497,118
				1,954,390

Industrial Equipment-0.85%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(j)	7.38%	08/15/2026	5,122	4,110,405
Vertical Holdco GmbH (Germany)(j)	7.63%	07/15/2028	640	676,400
Vertical US Newco, Inc. (Germany)(j)	5.25%	07/15/2027	705	735,844
				5,522,649

Leisure Goods, Activities & Movies-0.15%
AMC Entertainment Holdings, Inc.(j)	10.50%	04/15/2025	673	593,923
Seaworld Parks & Entertainment, Inc.(j)	8.75%	05/01/2025	376	398,325
				992,248

Lodging & Casinos–0.83%
Caesars Entertainment, Inc.(j)	6.25%	07/01/2025	3,123	3,309,459
ESH Hospitality, Inc.(j)	5.25%	05/01/2025	740	752,191

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos-(continued)
ESH Hospitality, Inc.(j)	4.63%	10/01/2027	$1,318	$1,319,621
				5,381,271

Oil & Gas-0.00%
Pacific Drilling S.A. (Luxembourg)(j)	8.38%	10/01/2023	71	15,486

Radio & Television-1.09%
Diamond Sports Group LLC/Diamond Sports Finance Co.(j)	5.38%	08/15/2026	3,718	2,909,019
iHeartCommunications, Inc.	6.38%	05/01/2026	1,023	1,066,902
iHeartCommunications, Inc.	8.38%	05/01/2027	1,837	1,849,378
iHeartCommunications, Inc.(j)	4.75%	01/15/2028	322	308,891
Nexstar Broadcasting, Inc.(j)	5.63%	07/15/2027	862	910,759
				7,044,949

Telecommunications-0.80%
CenturyLink, Inc.(j)	4.00%	02/15/2027	2,041	2,076,717
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(j)	6.75%	10/01/2026	572	591,477
Goodman Networks, Inc.	8.00%	05/11/2022	1,674	887,004
Windstream Escrow LLC / Windstream Escrow Finance Corp.(h)(j)	7.75%	08/15/2028	1,635	1,639,431
Windstream Services LLC/Windstream Finance Corp.(h)(j)	9.00%	06/30/2025	16	960
				5,195,589

Utilities-0.17%
Calpine Corp.(j)	4.50%	02/15/2028	274	284,500
Calpine Corp.(j)	5.25%	06/01/2026	597	624,298
Vistra Operations Co. LLC(j)	4.30%	07/15/2029	174	189,215
				1,098,013
Total U.S. Dollar Denominated Bonds & Notes (Cost $87,060,652)				86,043,265
			Shares

Common Stocks & Other Equity Interests-4.55%(l)
Aerospace & Defense-0.86%
IAP Worldwide Services, Inc.(d)(m)			320	5,573,933

Automotive–0.05%
ThermaSys Corp.(m)			881,784	209,424
Transtar Holding Co., Class A(m)			2,509,496	124,220
				333,644

Building & Development-0.04%
Five Point Holdings LLC, Class A(m)			54,770	284,804
Lake at Las Vegas Joint Venture LLC, Class A(d)(m)			780	0
Lake at Las Vegas Joint Venture LLC, Class B(d)(m)			9	0
				284,804

Business Equipment & Services-0.05%
Checkout Holding Corp.(m)			7,731	5,798
Crossmark Holdings, Inc.(m)			5,085	298,718
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(d)(m)			659	0
				304,516

Conglomerates-0.00%
Euramax International, Inc.(d)(m)			4,207	0

Drugs-0.02%
Envigo RMS Holding Corp., Class B(d)(m)			14,480	116,419
Financial Intermediaries-0.00%
RJO Holdings Corp.(d)(m)			1,481	1,481
RJO Holdings Corp., Class A(d)(m)			1,142	1,142

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25                         Invesco Senior Income Trust

	Shares	Value
Financial Intermediaries-(continued)
RJO Holdings Corp., Class B(d)(m)	1,667	$17
		2,640

Health Care-0.00%
New Millennium Holdco(d)(m)	134,992	0

Lodging & Casinos-0.49%
Caesars Entertainment, Inc.(m)	7,110	325,638
Twin River Worldwide Holdings, Inc.	120,357	2,880,143
		3,205,781

Oil & Gas-0.36%
AF Global, Inc.(m)	441	8,820
Fieldwood Energy LLC(m)	25,806	2,581
Fieldwood Energy LLC(m)	6,967	697
HGIM Corp.(m)	3,232	19,392
HGIM Corp., Wts., expiring 07/02/2043(m)	14,442	86,652
McDermott International Ltd.(m)	352,986	1,041,309
NexTier Oilfield Solutions, Inc.(m)	42,011	105,868
Paragon Offshore Finance Co., Class A(h)(m)	2,308	692
Paragon Offshore Finance Co., Class B(h)(m)	1,154	7,501
Samson Investment Co., Class A(m)	132,022	528,088
Southcross Energy Partners L.P.(m)	40,881	5,723
Transocean Ltd.(m)	208,610	254,504
Tribune Resources, Inc.(m)	337,847	295,616
Tribune Resources, Inc., Wts. expiring 04/03/2023(m)	87,471	2,624
		2,360,067

Publishing-1.49%
Clear Channel Outdoor Holdings, Inc.(m)	425,644	498,003
F&W Publications, Inc.(d)(m)	15,519	0
MC Communications LLC(d)(m)	333,084	0
Merrill Communications LLC, Class A(d)(m)	399,283	9,171,531
Tribune Publishing Co.	4,118	46,739
		9,716,273

Radio & Television-0.22%
iHeartCommunications, Inc., Class A(m)	24,518	226,056
iHeartCommunications, Inc., Class B(m)	42	325
iHeartCommunications, Inc., Wts., expiring 05/01/2039(m)	156,176	1,184,361
		1,410,742

Retailers (except Food & Drug)-0.07%
Claire’s Stores, Inc.(m)	390	147,956
Fullbeauty Brands Holdings Corp.(m)	3,944	5,916
Payless, Inc., Class A(d)(m)	72,806	728
Toys ’R’ Us-Delaware, Inc.(m)	14	378
Toys ’R’ Us-Delaware, Inc.(m)	15	36,298
Vivarte S.A.S.(d)(m)	233,415	241,499
		432,775

Surface Transport-0.37%
Commercial Barge Line Co.(m)	8,057	334,366
Commercial Barge Line Co., Series A, Wts., expiring 04/27/2045(m)	31,515	827,269
Commercial Barge Line Co., Series B, Wts., expiring 04/27/2045(m)	27,362	889,265
Commercial Barge Line Co., Wts., expiring 04/27/2045(m)	8,470	336,682
		2,387,582

Telecommunications-0.00%
Goodman Networks, Inc.(d)(m)	105,288	0

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

26                         Invesco Senior Income Trust

	Shares	Value
Telecommunications-(continued)
IDW Media Holdings, Inc.(m)	1,270	$4,191
		4,191

Utilities-0.53%
Vistra Corp.	157,972	3,037,802
Vistra Operations Co. LLC(d)(m)	556,365	0
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)	377,472	415,219
		3,453,021
Total Common Stocks & Other Equity Interests (Cost $54,042,969)		29,586,388

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–2.10%(n)
Automotive–0.17%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	1,000	1,097,023

Building & Development–0.06%
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(j)(k)	5.13%	11/15/2022	EUR	100	96,213
Haya Finance 2017 S.A. (Spain)(j)	5.25%	11/15/2022	EUR	321	307,950
					404,163

Cable & Satellite Television–0.24%
Altice Financing S.A. (Luxembourg)(j)	3.00%	01/15/2028	EUR	423	484,196
Altice Finco S.A. (Luxembourg)(j)	4.75%	01/15/2028	EUR	940	1,063,216
					1,547,412

Electronics & Electrical–0.11%
Diebold Nixdorf Dutch Holding B.V.(j)	9.00%	07/15/2025	EUR	561	711,067

Financial Intermediaries–0.53%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	08/01/2024	EUR	200	200,343
Cabot Financial Luxembourg II S.A. (Luxembourg) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	06/14/2024	EUR	480	578,966
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 4.50%)(j)(k)	4.50%	09/01/2023	EUR	923	1,023,672
Newday Bondco PLC (United Kingdom)(j)	7.38%	02/01/2024	GBP	572	690,072
Newday Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(j)(k)	7.05%	02/01/2023	GBP	795	975,659
					3,468,712

Home Furnishings–0.51%
Very Group Funding PLC (The) (United Kingdom)(j)	7.75%	11/15/2022	GBP	2,576	3,328,973

Industrial Equipment–0.29%
Vertical Holdco GmbH (Germany)(j)	6.63%	07/15/2028	EUR	439	548,631
Vertical Midco GmbH (Germany) (3 mo. EURIBOR + 4.75%)(j)(k)	4.75%	07/15/2027	EUR	1,097	1,326,287
					1,874,918

Lodging & Casinos–0.19%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(j)(k)	5.46%	07/15/2025	GBP	1,219	1,197,681
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,697,710)					13,629,949

Asset-Backed Securities–0.90%
Structured Products–0.90%
Avoca CLO XVII DAC, Series 17A, Class E-R (United Kingdom) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	10/15/2032	EUR	463	503,133
Clontarf Park CLO DAC, Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(j)(k)	5.10%	08/05/2030	EUR	174	191,017
Diamond CLO Ltd., Series 2019-1A, Class C (Cayman Islands) (3 mo. USD LIBOR + 3.60%)(j)(k)	3.84%	04/25/2029		$1,733	1,719,861
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A2 (3 mo. USD LIBOR + 2.50%)(j)(k)	2.78%	07/15/2030		1,855	1,765,274
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(j)(k)	4.99%	10/25/2028		1,489	1,489,008
OCP Euro CLO, Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	01/15/2032	EUR	201	220,243
Total Asset-Backed Securities (Cost $5,992,794)					5,888,536

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

27                         Invesco Senior Income Trust

	Shares	Value

Preferred Stocks–0.39%(l)
Automotive–0.02%
ThermaSys Corp., Series A	187,840	$139,697
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2(d)	325	3,245

Oil & Gas–0.04%
Southcross Energy Partners L.P., Series A, Pfd.	258,709	181,096
Southcross Energy Partners L.P., Series B, Pfd.	74,545	102,500
		283,596

Surface Transport–0.32%
Commercial Barge Line Co., Series A, Pfd.	29,979	786,949
Commercial Barge Line Co., Series B, Pfd.	38,962	1,266,264
		2,053,213
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(d)	125,268	0

Utilities–0.01%
Genie Energy Ltd., Pfd.	7,632	66,513
Total Preferred Stocks (Cost $3,037,224)		2,546,264
TOTAL INVESTMENTS IN SECURITIES(o) –147.03% (Cost $1,037,167,044)		955,651,367
BORROWINGS–(26.39)%		(171,500,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(15.33)%		(99,666,874)
OTHER ASSETS LESS LIABILITIES–(5.31)%		(34,535,995)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$649,948,498

Investment Abbreviations:

CLO	- Collateralized Loan Obligation
DAC	- Designated Activity Co.
DIP	- Debtor-in-Possession
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
Jr.	- Junior
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
Rts.	- Rights
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

28                         Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(f)	This variable rate interest will settle after August 31, 2020, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $7,673,921, which represented 1.18% of the Trust’s Net Assets.

(j)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $100,384,120, which represented 15.44% of the Trust’s Net Assets.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,532,185	$58,678,786	$(74,210,971)	$-	$-	$-	$12,573
Invesco Liquid Assets Portfolio, Institutional Class	10,723,573	43,310,510	(54,031,524)	(1,072)	(1,487)	-	16,347
Invesco Treasury Portfolio, Institutional Class	17,751,068	67,061,470	(84,812,538)	-	-	-	12,656
Total	$44,006,826	$169,050,766	$(213,055,033)	$(1,072)	$(1,487)	$-	$41,576

The aggregate value of securities considered illiquid at August 31, 2020 was $120,046,963, which represented 18.47% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
Currency Risk
09/15/2020	Barclays Bank PLC	USD	19,799,010	EUR	16,813,589	$271,154
09/15/2020	Barclays Bank PLC	USD	3,081,153	GBP	2,351,315	62,239
09/15/2020	Canadian Imperial Bank of Commerce	USD	19,818,544	EUR	16,813,579	251,608
09/15/2020	Citibank N.A.	USD	3,078,248	GBP	2,349,346	62,511
09/15/2020	JP Morgan Chase Bank, N.A	USD	3,081,039	GBP	2,351,315	62,353
09/15/2020	Morgan Stanley, N.A	USD	10,166,923	EUR	8,900,000	456,891
10/15/2020	Morgan Stanley, N.A	USD	946,714	EUR	800,000	8,873
09/15/2020	Royal Bank of Canada	USD	19,813,457	EUR	16,813,579	256,694
Subtotal–Appreciation						1,432,323

Currency Risk
09/15/2020	Bank of America, N.A.	EUR	18,775,657	USD	21,305,077	(1,107,183)
09/15/2020	Bank of America, N.A.	GBP	2,345,199	USD	2,963,993	(171,221)
09/15/2020	Barclays Bank PLC	GBP	2,361,580	USD	2,984,541	(172,573)
10/15/2020	Barclays Bank PLC	EUR	16,861,485	USD	19,867,972	(272,784)
10/15/2020	Barclays Bank PLC	GBP	2,338,513	USD	3,064,805	(62,060)
10/15/2020	Canadian Imperial Bank of Commerce	EUR	16,861,474	USD	19,887,730	(253,014)
10/15/2020	Citibank N.A.	GBP	2,353,617	USD	3,084,288	(62,774)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

29                         Invesco Senior Income Trust

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
10/15/2020	JP Morgan Chase Bank, N.A	GBP	2,338,513	USD	3,064,712	$(62,153)
09/15/2020	Morgan Stanley, N.A	EUR	2,800,000	USD	3,301,802	(40,522)
10/15/2020	Morgan Stanley, N.A	GBP	80,259	USD	105,231	(2,085)
09/15/2020	Royal Bank of Canada	EUR	18,959,333	USD	21,558,212	(1,073,300)
10/15/2020	Royal Bank of Canada	EUR	17,212,892	USD	20,296,778	(263,728)
10/15/2020	State Street Bank & Trust Co.	GBP	78,661	USD	102,831	(2,348)
09/15/2020	Toronto Dominion Bank	EUR	18,805,755	USD	21,338,551	(1,109,635)
09/15/2020	Toronto Dominion Bank	GBP	2,345,199	USD	2,964,059	(171,156)
Subtotal–Depreciation						(4,826,536)
Total Forward Foreign Currency Contracts						$(3,394,213)

Abbreviations:

EUR	- Euro
GBP	- British Pound Sterling
USD	- U.S. Dollar

Portfolio Composition*

By credit quality, based on total investments

as of August 31, 2020

AA	0.18%
A	0.18
BBB-	9.48
BBB	0.13
BB-	8.95
BB	7.36
BB+	5.31
B-	14.96
B	16.41
B+	11.61
CCC-	0.23
CCC	1.59
CCC+	4.17
CC	0.04
D	0.44
Non-Rated	15.60
Equity	3.36

*

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

30                         Invesco Senior Income Trust

Consolidated Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:

Investments in securities, at value (Cost $1,037,167,044)	$955,651,367
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,432,323
Cash	8,874,108
Foreign currencies, at value (Cost $160,158)	155,220
Receivable for:
Investments sold	42,158,558
Interest	7,498,583
Investments matured, at value (Cost $19,014,403)	652,581
Investment for trustee deferred compensation and retirement plans	23,638
Other assets	508,458
Total assets	1,016,954,836

Liabilities:

Variable rate demand preferred shares, at liquidation preference ($0.01 par value, 1,000 shares issued with liquidation preference of $100,000 per share)	99,666,874
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	4,826,536
Payable for:
Borrowings	171,500,000
Investments purchased	69,886,994
Dividends	85,584
Accrued fees to affiliates	211,747
Accrued interest expense	268,967
Accrued trustees’ and officers’ fees and benefits	4,542
Accrued other operating expenses	376,592
Trustee deferred compensation and retirement plans	23,638
Unfunded loan commitments	20,154,864
Total liabilities	367,006,338
Net assets applicable to common shares	$649,948,498

Net assets applicable to common shares consist of:

Shares of beneficial interest – common shares	$888,114,103
Distributable earnings (loss)	(238,165,605)
$649,948,498

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Common shares outstanding	153,030,736
Net asset value per common share	$4.25
Market value per common share	$3.68

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

31                         Invesco Senior Income Trust

Consolidated Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:

Interest	$24,204,078
Dividends (net of foreign withholding taxes of $3,240)	80,465
Dividends from affiliated money market funds	41,576
Total investment income	24,326,119

Expenses:

Advisory fees	3,887,318
Administrative services fees	943,661
Custodian fees	144,453
Interest, facilities and maintenance fees	2,935,830
Transfer agent fees	8,618
Trustees’ and officers’ fees and benefits	10,952
Registration and filing fees	75,266
Reports to shareholders	58,677
Professional services fees	116,476
Taxes	54,742
Other	13,768
Total expenses	8,249,761
Less: Fees waived	(12,201)
Net expenses	8,237,560
Net investment income	16,088,559

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Investment securities	(25,970,984)
Foreign currencies	(382,749)
Forward foreign currency contracts	105,488
(26,248,245)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(20,944,240)
Foreign currencies	18,205
Forward foreign currency contracts	(4,268,693)
(25,194,728)
Net realized and unrealized gain (loss)	(51,442,973)
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(35,354,414)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

32                         Invesco Senior Income Trust

Consolidated Statement of Changes in Net Assets

For the six months ended August 31, 2020 and the year ended February 29, 2020

(Unaudited)

	August 31, 2020	February 29, 2020
Operations:

Net investment income	$16,088,559	$45,749,599
Net realized gain (loss)	(26,248,245)	(2,804,000)
Change in net unrealized appreciation (depreciation)	(25,194,728)	(28,154,740)
Net increase (decrease) in net assets resulting from operations applicable to common shares	(35,354,414)	14,790,859
Distributions to common shareholders from distributable earnings	(20,812,180)	(47,205,482)
Net increase (decrease) in common shares of beneficial interest	(16,265)	(123,684,842)
Net increase (decrease) in net assets applicable to common shares	(56,182,859)	(156,099,465)

Net assets applicable to common shares:

Beginning of period	706,131,357	862,230,822
End of period	$649,948,498	$706,131,357

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

33                         Invesco Senior Income Trust

Consolidated Statement of Cash Flows

For the six months ended August 31, 2020

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(35,354,414)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(245,576,652)
Proceeds from sales of investments	292,284,293
Proceeds from sales of short-term investments, net	12,068,702
Amortization of premium on investment securities	707,541
Accretion of discount on investment securities	(1,334,739)
Increase in receivables and other assets	(3,784,803)
Decrease in accrued expenses and other payables	(432,374)
Net realized loss from investment securities	26,229,534
Net change in unrealized depreciation on investment securities	20,943,168
Net change in unrealized depreciation of forward foreign currency contracts	4,268,693
Net cash provided by operating activities	70,018,949

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(20,933,696)
Decrease in VRDP Shares, at liquidation value	(25,000,000)
Proceeds from borrowings	32,500,000
Repayment of borrowings	(111,000,000)
Disbursements from shares of beneficial interest reacquired	(16,265)
Net cash provided by (used in) financing activities	(124,449,961)
Net decrease in cash and cash equivalents	(54,431,012)
Cash and cash equivalents at beginning of period	63,460,340
Cash and cash equivalents at end of period	$9,029,328

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$3,201,945

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

34                         Invesco Senior Income Trust

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31, 2020		Year Ended February 29, 2020	Years Ended February 28,			Year Ended February 29, 2016
				2019	2018	2017
Net asset value per common share, beginning of period	$4.61		$4.79	$4.91	$4.93	$4.30	$5.05
Net investment income(a)	0.11		0.26	0.23	0.23	0.29	0.31
Net gains (losses) on securities (both realized and unrealized)	(0.33)		(0.17)	(0.09)	0.00	0.63	(0.74)
Total from investment operations	(0.22)		0.09	0.14	0.23	0.92	(0.43)
Less:
Dividends paid to common shareholders from net investment income	(0.14)		(0.27)	(0.26)	(0.22)	(0.26)	(0.32)
Return of capital	–		–	–	(0.03)	(0.03)	–
Total distributions	(0.14)		(0.27)	(0.26)	(0.25)	(0.29)	(0.32)
Net asset value per common share, end of period	$4.25		$4.61	$4.79	$4.91	$4.93	$4.30
Market value per common share, end of period	$3.68		$4.03	$4.24	$4.40	$4.72	$3.76
Total return at net asset value(b)	(4.07)%		2.65%	3.83%	5.32%	22.59%	(8.31)%
Total return at market value(c)	(4.99)%		1.38%	2.57%	(1.42)%	34.22%	(13.48)%
Net assets applicable to common shares, end of period (000’s omitted)	$649,948		$706,131	$862,231	$883,245	$888,270	$773,748
Portfolio turnover rate(d)	25%		63%	45%	60%	69%	55%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.63	%(e)	3.17%	3.08%	2.64%	2.37%	2.34%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.69	%(e)	1.66%	1.62%	1.61%	1.58%	1.69%
Without fee waivers and/or expense reimbursements	2.63	%(e)	3.17%	3.08%	2.64%	2.38%	2.34%
Ratio of net investment income to average net assets	5.13	%(e)	5.54%	4.84%	4.66%	6.15%	6.57%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$100,000		$125,000	$125,000	$75,000	$125,000	$125,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$5,371		$4,323	$4,611	$4,275	$5,503	$4,994
Total borrowings (000’s omitted)	$171,500		$250,000	$273,250	$292,500	$225,000	$225,000
Asset coverage per preferred share(g)	$749,948		$664,905	$789,785	$1,277,659	$810,616	$718,998
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average units outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $621,929.
(f)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value and borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(g)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

35                         Invesco Senior Income Trust

Notes to Consolidated Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Senior Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust may participate in direct lending opportunities through its indirect investment in the Invesco Senior Income Loan Origination LLC (the “LLC”), a Delaware limited liability company. The Trust owns all beneficial and economic interests in the Invesco Senior Income Loan Origination Trust, a Massachusetts Business Trust (the “Loan Origination Trust”), which in turn owns all beneficial and economic interests in the LLC. The Trust may invest up to 25% of its total net assets in the Loan Origination Trust. The accompanying consolidated financial statements reflect the financial position of the Trust and its Loan Origination Trust and the results of operations on a consolidated basis.

The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Trust borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust’s volatility.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its consolidated financial statements.

A.

Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

36                         Invesco Senior Income Trust

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Effective October 1, 2020, the Trust has adopted a Managed Distribution Plan (the “Plan”) whereby the Trust will pay a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.021 per share as of October 1, 2020. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. The Plan may be amended or terminated at any time by the Board. Prior to October 1, 2020, distributions from net investment income were declared and paid monthly. Distributions from net realized capital gain, if any, were generally declared and paid annually and recorded on the ex-dividend date.

E.

Cash and Cash Equivalents – For the purposes of the Consolidated Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

F.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

G.

Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Demand Preferred Shares (“VRDP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the LLC’s organizational documents, each member of the LLC and certain affiliated persons, is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust and/or LLC. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

37                         Invesco Senior Income Trust

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Consolidated Statement of Operations.

L.

Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

M.

Industry Focus – To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

LIBOR Risk – The Trust may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Trust or the instruments in which the Trust invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

P.

Other Risks - The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs.

In making a direct loan, the Trust is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Trust will lose money on the loan. Furthermore, direct loans may subject the Trust to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Trust to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Trust’s performance may depend, in part, on the ability of the Trust to originate loans on advantageous terms. In originating and purchasing loans, the Trust will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Trust performance.

Q.

Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an annual fee of 0.85% based on the average daily managed assets of the Trust. Managed assets for this

38                         Invesco Senior Income Trust

purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s consolidated financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2020, the Adviser waived advisory fees of $12,201.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2020, expenses incurred under this agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended August 31, 2020, there were transfers from Level 2 to Level 3 of $29,122,772 due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $11,467,271, due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$672,840,703	$145,116,262	$817,956,965
U.S. Dollar Denominated Bonds & Notes	-	84,668,919	1,374,346	86,043,265
Common Stocks & Other Equity Interests	8,705,057	5,774,581	15,106,750	29,586,388
Non-U.S. Dollar Denominated Bonds & Notes	-	13,629,949	-	13,629,949
Asset-Backed Securities	-	5,888,536	-	5,888,536
Preferred Stocks	66,513	2,476,506	3,245	2,546,264
Total Investments in Securities	8,771,570	785,279,194	161,600,603	955,651,367

Other Investments - Assets*
Investments Matured	-	-	652,581	652,581
Forward Foreign Currency Contracts	-	1,432,323	-	1,432,323
	-	1,432,323	652,581	2,084,904

Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(4,826,536)	-	(4,826,536)
Total Other Investments	-	(3,394,213)	652,581	(2,741,632)
Total Investments	$8,771,570	$781,884,981	$162,253,184	$952,909,735

* Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2020:

	Value 02/29/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/20
Variable Rate Senior Loan Interests	$113,307,850	$51,897,407	$(18,412,457)	$165,006	$(45,061)	$(10,279,725)	$19,950,513	$(11,467,271)	$145,116,262

39                         Invesco Senior Income Trust

	Value 02/29/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/20
U.S. Dollar Denominated Bonds & Notes	1,858,943	–	(249,000)	–	–	(235,597)	–	–	1,374,346
Common Stocks & Other Equity Interests	6,601,050	–	(1,636,110)	–	(3,705,414)	4,674,965	9,172,259	–	15,106,750
Preferred Stocks	129,780	–	–	–	–	(126,535)	–	–	3,245
Investments Matured	481,120	55,016	(44,847)	–	–	161,292	–	–	652,581
Total	$122,378,743	$51,952,423	$(20,342,414)	$165,006	$(3,750,475)	$(5,805,600)	$29,122,772	$(11,467,271)	$162,253,184

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 08/31/20	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Muth Mirror Systems, LLC, Term Loan	$15,235,717	Interpolated Required Return	Implied Yield	N/A	12.7%	(a	)
USF S&H TopCo, LLC, Term Loan A	13,145,316	Interpolated Required Return	Implied Yield	N/A	15.8%	(a	)
Groundworks LLC, First Lien Incremental Term Loan	12,070,428	Loan Origination Value	Original Cost	N/A	98% of par	(b	)

(a)

The Trust fair values certain investments in direct loan financings using an interpolated debt structure model which incorporates the company’s earnings before interest, taxes, depreciation, and amortization and leverage to determine an implied yield. The interpolated required return of the loan is based on current market conditions, anticipated stress level of earnings before interest, taxes, depreciation, and amortization and risk tiering. The Advisor periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

(b)

The Trust fair values certain investments in direct loan financings at the loan origination price. The Advisor periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4–Derivative Investments

The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2020:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,432,323
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$1,432,323

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(4,826,536)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(4,826,536)

40                         Invesco Senior Income Trust

Offsetting Assets and Liabilities

The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2020.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America, N.A.	$–	$(1,278,404)	$(1,278,404)	$–	$–	$(1,278,404)
Barclays Bank PLC	333,393	(507,417)	(174,024)	–	–	(174,024)
Canadian Imperial Bank of Commerce	251,608	(253,014)	(1,406)	–	–	(1,406)
Citibank N.A.	62,511	(62,774)	(263)	–	–	(263)
JP Morgan Chase Bank, N.A	62,353	(62,153)	200	–	–	200
Morgan Stanley Bank, N.A	465,764	(42,607)	423,157	–	–	423,157
Royal Bank of Canada	256,694	(1,337,028)	(1,080,334)	–	–	(1,080,334)
State Street Bank & Trust Co.	–	(2,348)	(2,348)	–	–	(2,348)
Toronto Dominion Bank	–	(1,280,791)	(1,280,791)	–	–	(1,280,791)
Total	$1,432,323	$(4,826,536)	$(3,394,213)	$–	$–	$(3,394,213)

Effect of Derivative Investments for the six months ended August 31, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Consolidated Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$ 105,488
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(4,268,693)
Total	$(4,163,205)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$229,551,403

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Trust has entered into a $275 million revolving credit and security agreement, which will expire on December 3, 2020. The revolving credit and security agreement is secured by the assets of the Trust.

During the six months ended August 31, 2020, the average daily balance of borrowings under the revolving credit and security agreement was $172,722,826 with a weighted interest rate of 0.99%. The carrying amount of the Trust’s payable for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Consolidated Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

The Trust is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

41                         Invesco Senior Income Trust

NOTE 7–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of August 31, 2020. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount(a)	Value
Alorica, Inc.	Delayed Draw Term Loan	$ 538,965	$535,597
EyeCare Partners LLC	Delayed Draw Term Loan	21,153	19,821
Fieldwood Energy LLC	DIP Delayed Draw Term Loan	2,195,688	2,195,688
Groundworks LLC	Delayed Draw Term Loan	5,411,583	5,303,351
Groundworks LLC	Revolver Loan	480,313	470,707
IAP Worldwide Services, Inc.	Revolver Loan	1,614,904	1,614,904
Intelsat Jackson Holdings S.A.	DIP Term Loan	141,852	141,852
Libbey Glass, Inc.	DIP Term Loan	4,382	4,382
Manna Pro Products LLC	Delayed Draw Term Loan	87,096	77,951
McDermott International Ltd.	LOC	3,644,503	3,334,720
Muth Mirror Systems, LLC	Revolver Loan	1,142,100	961,648
PrimeFlight Aviation Services, Inc.	Incremental Delayed Draw Term Loan	2,183,591	1,978,334
Southcross Energy Partners L.P.	Revolver Loan	70,174	65,613
Sweep America Intermediate Holdings LLC	Delayed Draw Term B	2,237,603	2,192,850
Transtar Holding Co.	Delayed Draw Term Loan	161,078	161,078
Unilabs Diagnostics AB	Revolver Loan	EUR 942,706	1,059,454
USF S&H HoldCo LLC	Revolver Loan	49,219	36,914
			$20,154,864

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.

Currency Abbreviations:

EUR - Euro

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$3,090,778	$101,144,113	$104,234,891

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2020 was $231,578,744 and $277,969,321, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$30,594,846
Aggregate unrealized (depreciation) of investments	(136,611,947)
Net unrealized appreciation (depreciation) of investments	$(106,017,101)

Cost of investments for tax purposes is $1,058,926,836.

42                         Invesco Senior Income Trust

NOTE 10–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 29,
	2020	2020
Beginning shares	153,030,736	180,036,160
Shares issued through dividend reinvestment	–	–
Tender offer purchase	0	(27,005,424)
Ending shares	153,030,736	153,030,736

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 11–Variable Rate Demand Preferred Shares

On June 14, 2018, the Trust issued 1,250 Series W-7 VRDP Shares with a liquidation preference of $100,000 per share to Barclays Bank PLC, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of the VRDP Shares were used to redeem all of the Trust’s outstanding Variable Rate Term Preferred Shares. VRDP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. The Trust is required to redeem all outstanding VRDP Shares on June 1, 2028, unless earlier redeemed or repurchased. VRDP Shares are subject to an optional and mandatory redemption in certain circumstances. On June 17, 2020, the Fund redeemed 250 Series W-7 VRDP Shares, with a liquidation preference of $100,000 per share, to pay holders who surrendered their shares for payment on such date, the redemption price, including accumulated but unpaid dividends, in connection with the partial redemption. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the transfer of the VRDP Shares that are recorded as a deferred charge and are being amortized over a period of ten years to June 1, 2028. Amortization of these costs is included in Interest, facilities and maintenance fees on the Consolidated Statement of Operations, and the unamortized balance is included in the value of Variable rate demand preferred shares on the Consolidated Statement of Assets and Liabilities.

Dividends paid on the VRDP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August 31, 2020, the dividend rate is equal to the USD LIBOR interest rate plus a spread of 0.15%, which is based on the short-term credit rating assigned to the VRDP Shares by Moody’s Investors Service, Inc. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRDP Shares during the six months ended August 31, 2020 were $114,673,913 and 0.73%, respectively.

The Trust is subject to certain restrictions relating to the VRDP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VRDP Shares at the maximum liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VRDP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate demand preferred shares on the Consolidated Statement of Assets and Liabilities. The fair value of VRDP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VRDP Shares, and therefore the “spread” on the VRDP Shares (determined in accordance with the VRDP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VRDP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially and/or the credit rating assigned to the VRDP Shares is downgraded. Unpaid dividends on VRDP Shares are recognized as Accrued interest expense on the Consolidated Statement of Assets and Liabilities. Dividends paid on VRDP Shares are recognized as a component of Interest, facilities and maintenance fees on the Consolidated Statement of Operations.

NOTE 12–Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the six months ended August 31, 2020, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$3,644,503	$3,334,720

NOTE 13–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2020:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2020	$0.0200	September 15, 2020	September 30, 2020
October 1, 2020	$0.0210	October 14, 2020	October 30, 2020

NOTE 14–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these consolidated financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

43                         Invesco Senior Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of Invesco Senior Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Credit Suisse Leveraged Loan Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year, as well as initiatives taken to enhance shareholder value including the implementation of a loan origination strategy for the Fund in 2019.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total

44                         Invesco Senior Income Trust

expenses, which included the Fund’s unique positioning relative to its peers in terms of foreign securities holdings, leverage utilization, non-rated securities, and private debt.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco

Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

    The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

45                         Invesco Senior Income Trust

Proxy Results

A Virtual Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Senior Income Trust (the “Fund”) was held on August 7, 2020. The Meeting was held for the following purposes:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2).	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Beth Ann Brown	131,410,799.79	1,517,612.00
	Anthony J. LaCava, Jr.	128,125,449.79	4,802,962.00
	Joel W. Motley	131,403,564.79	1,524,847.00
	Teresa M. Ressel	128,153,188.79	4,775,223.00
	Christopher L. Wilson	131,421,131.79	1,507,280.00
(2).	David C. Arch	1,250.00	0.00

46                         Invesco Senior Income Trust

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Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number: 811-08743	VK-CE-SINC-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 14, 2020, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 6, 2020